PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 9— PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	September 30, 2024	September 30, 2023

Buildings	$12,082,715	$11,621,665
Machinery, equipment and furniture	6,441,179	6,207,931
Motor Vehicles	218,541	210,201
Subtotal	18,742,435	18,039,797
Less: accumulated depreciation	(3,736,749)	(2,557,967)
Property, plant and equipment, net	$15,005,686	$15,481,830

Depreciation expense was $1,083,251, $945,507 and $210,916 for the fiscal years ended September 30, 2024, 2023 and 2022, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS